                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 16th Floor
                        New York, New York 10281-1008

Randy Legg
Vice President &
   Assistant Counsel

October 31, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Oppenheimer Limited Term California Municipal Fund
            Reg. No. 333-111230; File No.  811-21474
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information dated October 24, 2006, of the Registrant,  no changes were made to the Prospectus and Statement of Additional  Information contained in Post-Effective  Amendment No. 4 to the Registrant's  Registration Statement
on Form N-1A, which was filed  electronically with the Securities and Exchange
Commission on October 24, 2006.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann